Restricted stock units (RSUs) (Details 1) - Restricted Stock Units (RSUs) [Member]	Mar. 31, 2019 USD ($)
2019	$ 531,980
2020	556,406
2021	146,557
2022	24,426
Total	$ 1,259,369